Subsequent Events - Narrative (Detail) - Eastern Grocer Sdn. Bhd (Everrise) - Major business combination $ in Millions	1 Months Ended
Mar. 31, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting interests acquired	80.00%
Proportion of ownership interests held by non-controlling interests	20.00%
Consideration paid for acquisition	$ 54